SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of cash at banks

As of December 31, 2019 and 2018, the Company maintained cash and cash equivalents at banks in the following locations:

	December 31, 2019	December 31, 2018
	USD	USD
PRC, excluding Hong Kong	78,412,035	158,739,504
Hong Kong	1,153,006	3,936,815
U.S.	80,745,824	175,133,834
Total	160,310,865	337,810,153

Schedule of estimated useful lives of property, plant and equipment

Depreciation on property, plant and equipment is calculated on the straight-line method over the estimated useful lives of the assets. Estimated useful lives of the assets are as follows:

Buildings	20‑45 years
Machinery and equipment	10 years
Furniture, fixtures, office equipment and vehicles	5‑10 years

Schedule of estimated useful lives of intangible assets

Permits and license	5‑10 years
Customer relationships	7 years
Technical know-how	3‑12 years
Others	5‑10 years